Note 16 - Accounts Payable and Accrued Expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 13. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
	(Unaudited)	(Audited)
Accounts payable	$13,978	$12,142
Accrued wages and payroll liabilities	378	200
Accrued PBM fees	366	571
Customer deposits payable	54	76
Accrued other liabilities	117	187
Total	$14,893	$13,176

Note 16. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable	$12,142	$1,200
Accrued wages and payroll liabilities	200	23
Accrued PBM fees	571	—
Customer deposits payable	76	86
Accrued legal fees	—	85
Pre-merger accrued other liabilities	—	88
Accrued other liabilities	187	41
Total	$13,176	$1,523

The increase in accounts payable and accrued expenses was attributable to the consolidation of Progressive Care at July 1, 2023.